Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade accounts receivable, allowance for doubtful accounts	$ 115	$ 113	$ 95
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	3,378,000	2,878,000	14,389,000
Common stock, shares outstanding	3,378,000	2,878,000	14,388,728
Scenario, Previously Reported [Member]
Common stock, shares issued		14,389,000
Common stock, shares outstanding		14,388,728